Share Based Compensation (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
SHARE BASED COMPENSATION AND BENEFIT PLANS [Abstract]
Share Based Compensation
8.	Share Based Compensation

We maintain share based payment plans that include a non-employee director stock purchase plan and a long-term incentive plan that permits the issuance of share based compensation, including stock options and non-vested share awards. The long-term incentive plan, which is shareholder approved, permits the grant of additional share based awards for up to 0.5 million shares of common stock as of September 30, 2017. The non-employee director stock purchase plan permits the issuance of additional share based payments for up to 0.2 million shares of common stock as of September 30, 2017. Share based awards and payments are measured at fair value at the date of grant and are expensed over the requisite service period. Common shares issued upon exercise of stock options come from currently authorized but unissued shares.

During the three month periods ended March 31, 2017 and 2016, pursuant to our long-term incentive plan, we granted 0.05 million and 0.07 million shares of restricted stock, respectively and 0.02 million and 0.03 million performance stock units (“PSU”), respectively to certain officers. The shares of restricted stock and PSUs cliff vest after a period of three years. The performance feature of the PSUs is based on a comparison of our total shareholder return over the three year period starting on the grant date to the total shareholder return over that period for a banking index of our peers. No long term incentive grants were made during the second or third quarters of 2017 or 2016.

Our directors may elect to receive a portion of their quarterly cash retainer fees in the form of common stock (either on a current basis or on a deferred basis pursuant to the non-employee director stock purchase plan referenced above). Shares equal in value to that portion of each director’s fees that he or she has elected to receive in stock are issued each quarter and vest immediately. We issued 0.006 million shares during each nine month period ended September 30, of 2017 and 2016 and expensed their value during those same periods.

Total compensation expense recognized for grants pursuant to our long-term incentive plan was $0.4 million and $1.2 million during the three and nine month periods ended September 30, 2017, respectively, and was $0.3 million and $1.1 million during the same periods in 2016, respectively. The corresponding tax benefit relating to this expense was $0.1 million and $0.4 million for the three and nine month periods ended September 30, 2017, respectively and $0.1 million and $0.4 million for the same periods in 2016. Total expense recognized for non-employee director share based payments was $0.05 million and $0.12 million during the three and nine month periods ended September 30, 2017, respectively, and was $0.03 million and $0.09 million during the same periods in 2016, respectively. The corresponding tax benefit relating to this expense was $0.02 million and $0.04 million for the three and nine month periods ended September 30, 2017, respectively and $0.01 million and $0.03 million during the same periods in 2016.

At September 30, 2017, the total expected compensation cost related to non-vested restricted stock and PSUs not yet recognized was $2.3 million. The weighted-average period over which this amount will be recognized is 2.2 years.

A summary of outstanding stock option grants and related transactions follows:

	Number of Shares	Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregated Intrinsic Value
				(In thousands)
Outstanding at January 1, 2017	211,018	$5.05
Granted	—
Exercised	(28,963)	4.03
Forfeited	—
Expired	—
Outstanding at September 30, 2017	182,055	$5.21	4.4	$3,175
Vested and expected to vest at September 30, 2017	182,055	$5.21	4.4	$3,175
Exercisable at September 30, 2017	182,055	$5.21	4.4	$3,175

A summary of outstanding non-vested restricted stock and PSUs and related transactions follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Outstanding at January 1, 2017	296,422	$14.52
Granted	68,473	21.07
Vested	(63,799)	14.91
Forfeited	(8,510)	15.59
Outstanding at September 30, 2017	292,586	$15.88

Certain information regarding options exercised during the periods follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
	(In thousands)
Intrinsic value	$39	$9	$513	$186
Cash proceeds received	$18	$5	$117	$64
Tax benefit realized	$14	$3	$180	$65

NOTE 14 – SHARE BASED COMPENSATION AND BENEFIT PLANS

We maintain share based payment plans that include a non-employee director stock purchase plan and a long-term incentive plan that permits the issuance of share based compensation, including stock options and non-vested share awards. The long-term incentive plan, which is shareholder approved, permits the grant of additional share based awards for up to 0.2 million shares of common stock as of December 31, 2016. The non-employee director stock purchase plan permits the grant of additional share based payments for up to 0.2 million shares of common stock as of December 31, 2016. Share based awards and payments are measured at fair value at the date of grant and are expensed over the requisite service period. Common shares issued upon exercise of stock options come from currently authorized but unissued shares.

During 2016, 2015 and 2014 pursuant to our long-term incentive plan, we granted 0.10 million, 0.07 million and 0.07 million shares, respectively of restricted stock and 0.05 million, 0.03 million and 0.03 million performance stock units (“PSUs”), respectively to certain officers. The shares of restricted stock issued during 2016 cliff vest after periods ranging from one to four years, the shares of restricted stock issued during 2015 cliff vest after a period of three years and the shares of restricted stock issued during 2014 vest ratably over three years. The PSUs issued during 2016 cliff vest after periods ranging from three to five years and the PSUs issued during 2015 and 2014 cliff vest after a period of three years. The performance feature of the PSUs is based on a comparison of our total shareholder return over the three year period starting on the grant date to the total shareholder return over that period for a banking index of our peers.

Our directors may elect to receive at least a portion of their quarterly cash retainer fees in the form of common stock (either on a current basis or on a deferred basis) pursuant to the non-employee director stock purchase plan referenced above. Shares equal in value to that portion of each director’s fees that he or she has elected to receive in stock are issued each quarter and vest immediately. We issued 0.01 million shares to directors during each of the years ending 2016, 2015 and 2014 and expensed their value during those same periods.

Total compensation expense recognized for grants pursuant to our long-term incentive plan was $1.5 million, $1.4 million and $1.0 million in 2016, 2015 and 2014, respectively. The corresponding tax benefit relating to this expense was $0.5 million, $0.5 million and $0.4 million in 2016, 2015 and 2014, respectively. Total expense recognized for non-employee director share based payments was $0.1 million, $0.1 million and $0.2 million in 2016, 2015 and 2014, respectively. The corresponding tax benefit relating to this expense was $0.04 million, $0.03 million and $0.1million in 2016, 2015 and 2014, respectively.

At December 31, 2016, the total expected compensation cost related to non-vested restricted stock and PSUs not yet recognized was $2.2 million. The weighted-average period over which this amount will be recognized is 2.4 years.

A summary of outstanding stock option grants and related transactions follows:

	Number of Shares	Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregated Intrinsic Value
				(In thousands)
Outstanding at January 1, 2016	235,596	$4.94
Granted	—
Exercised	(21,614)	3.93
Forfeited	(664)	6.42
Expired	(2,300)	3.54
Outstanding at December 31, 2016	211,018	$5.05	5.09	$3,514
Vested and expected to vest at December 31, 2016	211,018	$5.05	5.09	$3,514
Exercisable at December 31, 2016	211,018	$5.05	5.09	$3,514

A summary of outstanding non-vested stock and related transactions follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Outstanding at January 1, 2016	261,981	$11.29
Granted	147,160	15.39
Vested	(107,795)	7.92
Forfeited	(4,924)	13.24
Outstanding at December 31, 2016	296,422	$14.52

Certain information regarding options exercised during the periods ending December 31 follows:

	2016	2015	2014
	(In thousands)
Intrinsic value	$254	$444	$321
Cash proceeds received	$85	$137	$96
Tax benefit realized	$89	$155	$112

We maintain 401(k) and employee stock ownership plans covering substantially all of our full-time employees. During 2016 and 2015 we matched 50% of employee contributions to the 401(k) plan up to a maximum of 6% and 4% of participating employees’ eligible wages, respectively. During 2014 we matched 100% of employee contributions up to a maximum of 2% of participating employees’ eligible wages. Contributions to the employee stock ownership plan are determined annually and require approval of our Board of Directors. The maximum contribution is 6% of employees’ eligible wages. Contributions to the employee stock ownership plan were 2% for 2016, 2015 and 2014. Amounts expensed for these retirement plans were $1.4 million, $1.2 million, and $1.0 million in 2016, 2015 and 2014, respectively.

Our employees participate in various performance-based compensation plans. Amounts expensed for all incentive plans totaled $6.2 million, $5.7 million and $4.2 million, in 2016, 2015 and 2014, respectively.

We also provide certain health care and life insurance programs to substantially all full-time employees. Amounts expensed for these programs totaled $3.5 million, $3.6 million and $3.9 million in 2016, 2015 and 2014 respectively. These insurance programs are also available to retired employees at their own expense.